Loans Receivable - Other Information (Details) $ in Millions	Dec. 31, 2024 USD ($)
Loans Receivable
Current	$ 5.9
Non-Current	104.1
Loans receivable	110.0
Loans receivable
Loans Receivable
Financial assets	110.0
G Mining Ventures Term Loan
Loans Receivable
Financial assets	75.9
EMX Term Loan
Loans Receivable
Financial assets	$ 34.1